UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174
                                    --------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  06/30
                          --------
Date of reporting period: 03/31/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 26.5%
$  250,000     IL St UTGO First Ser                                                             5.250      4/1/08     $    250,000
   200,000     Lee Co FL Hosp Brd Directors Rev (Lee Mem Hlth Sys)                              5.000      4/1/08          200,000
   600,000     Miami-Dade Co FL Sch Brd COP Ser A                                               5.000      4/1/08          599,999
   100,000     Orlando FL Util Comm Wtr & Elec Rev ETM                                          6.375      4/1/08          100,000
   100,000     Hamilton MI Cmnty SD UTGO                                                        5.500      5/1/08          100,238
   100,000     Macomb Co MI LTGO (North Gratiot Interceptor)                                    4.000      5/1/08          100,124
   100,000     Univ of OK Rev Multiple Facility Prerefunded @ 100.5                             4.850      5/1/08          100,645
   300,000     Mentor On The Lake OH LTGO BANS                                                  4.150     6/25/08          300,204
   300,000     AMP OH Elect Rev BANS (Newton Falls)                                             4.250     6/30/08          300,158
   100,000     Broward Co FL Sch Brd COP Ser B                                                  5.000      7/1/08          100,594
   100,000     FL St Brd Ed Lottery Rev Ser C                                                   4.625      7/1/08          100,400
   130,000     FL St Sr Lien Jacksonville Trans UTGO                                            6.000      7/1/08          131,213
   200,000     Glendale AR Str & Hwy User Rev                                                   3.000      7/1/08          200,295
   100,000     Hillsborough Co FL Sch Brd COP (Master Lease)
                   Ser B Prerefunded @ 101                                                      5.000      7/1/08          101,347
   250,000     Lake Co FL Sch Brd COP Prerefunded @ 101                                         5.000      7/1/08          253,762
   500,000     Sarasota Co FL Sch Brd COP                                                       3.000      7/1/08          500,376
   300,000     Columbiana OH Elec Sys Impt BANS                                                 4.250     7/10/08          300,160
   100,000     NV St Nat Res Ser B                                                              3.000      8/1/08          100,006
   125,000     Palm Beach Co FL Sch Brd COP Ser E                                               5.000      8/1/08          125,994
   150,000     TX St Pub Fin Auth Bldg Rev St Preservation PJ Ser B                             4.900      8/1/08          151,229
   100,000     Plantation FL Pub Impt Projs                                                     4.250     8/15/08          100,635
   400,000     Union Twp OH TIF Rev BANS                                                        4.250     9/17/08          401,169
   455,000     Stark Co OH Swr Dist 2007-2 LTGO BANS                                            3.900     9/24/08          455,532
   400,000     Gainesville FL Utils Sys Rev Ser C                                               5.000     10/1/08          405,908
   100,000     JEA FL St Johns Riv Pwr Pk Sys Rev Issue 2 Ser 19                                4.000     10/1/08          100,588
   115,000     Tampa Bay Wtr FL Util Sys Rev Ser B Prerefunded @ 101                            4.750     10/1/08          117,249
   125,000     Volusia Co FL Sch Brd Sales Tax Rev                                              3.625     10/1/08          125,882
   100,000     Volusia Co FL Sch Brd Sales Tax Rev                                              5.000     10/1/08          101,286
   100,000     Winter Haven FL Util Sys Rev Impt Prerefunded @ 101                              5.000     10/1/08          102,165
   380,000     Cincinnati OH EDR BANS                                                           3.600     11/7/08          380,000
   100,000     MI St Hosp Fin Auth Rev Ascension Hlth Credit Ser A                              5.200    11/15/08          101,655
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $  6,508,813
----------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%
   300,000     Cuyahoga Co OH Hosp Rev (Univ Hosp Cleveland Clinic)
                   (LOC: JPMorgan Chase Bank)                                                   1.170      4/1/08          300,000
   800,000     FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102
                   (SPA: Societe Generale)                                                      1.300      4/1/08          800,000
   300,000     Jacksonville FL Hlth Facs Auth Hosp Rev (Baptist Med)
                   (LOC: Bank of America NA)                                                    1.150      4/1/08          300,000
   100,000     Jacksonville FL Hlth Facs Auth Hosp Rev Ser A
                   (LOC: Bank of America NA)                                                    1.250      4/1/08          100,000
   500,000     Manatee Co FL PCR (Florida Pwr & Light Co)                                       1.250      4/1/08          500,000
   700,000     Martin Co FL PCR (Florida Pwr & Light Co)                                        1.450      4/1/08          700,000
   250,000     Orange Co FL Hlth Facs Auth Rev Hosp (Orlando Regl Hlthcare)
                   Ser A-1 (SPA: Dexia Credit Local)                                            1.350      4/1/08          250,000
   500,000     Palm Beach Co FL Hlth (Bethesda Hlthcare Sys) (LOC: Suntrust Bank)               1.250      4/1/08          500,000
 1,000,000     Putnam Co FL Dev Auth PCR (Florida Pwr & Light Co)                               1.250      4/1/08        1,000,000
   200,000     Univ of North FL Rev (Parking Sys) (LOC: Wachovia Bank)                          1.470      4/1/08          200,000
   390,000     Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
                   (LOC: HSBC Bank)                                                             2.300      4/2/08          390,000
 1,000,000     Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                        2.250      4/2/08        1,000,000
 1,000,000     FL HFC MFH Rev (Monterey Lake) (LOC: FHLMC)                                      2.090      4/2/08        1,000,000
   100,000     Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                              2.210      4/2/08          100,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%
               (CONTINUED)
$  605,000     Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                                      2.250      4/2/08     $    605,000
   460,000     Nassau Co FL PCR Priv Activity (Rayonier) (LOC: Bank of America)                 2.100      4/2/08          460,000
   500,000     Orange Co FL HFA Rev (LOC: FHLMC)                                                2.300      4/2/08          500,000
   300,000     Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)                  2.150      4/2/08          300,000
   400,000     Pinellas Co FL Edl Facs Auth Rev (LOC: Suntrust Bank)                            2.300      4/2/08          400,000
   450,000     Volusia Co FL HFA Rev (Fisherman's Landing) (LOC: FNMA)                          2.250      4/2/08          450,000
   675,000     Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                               2.210      4/3/08          675,000
   350,000     Gulf Breeze FL Muni Bond Fund Ser A (LOC: Bank of America NA)                    2.260      4/3/08          350,000
    70,000     Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth)
                   (LOC: Suntrust Bank)                                                         2.170      4/3/08           70,000
   250,000     Hillsborough Co FL  Rev (Carrollwood Day) (LOC: Wells Fargo Bank)                2.210      4/3/08          250,000
   500,000     Hillsborough Co FL IDR (Mosi-Charter Sch) - A (LOC: Bank of America)             2.150      4/3/08          500,000
   450,000     Lexington-Fayette Co KY Urban Govt (Liberty Ridge) (LOC: US Bank NA)             2.310      4/3/08          450,000
 1,000,000     Marion Co FL IDA Rev (Chambrel) (LOC: FNMA)                                      2.090      4/3/08        1,000,000
   100,000     Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)
                   (LOC: Bank of America NA)                                                    2.120      4/3/08          100,000
 1,000,000     Palm Beach Co FL Rev (Henry Morrison Flagler)
                   (LOC: Northern Trust Bank)                                                   2.210      4/3/08        1,000,000
   200,000     Seminole Co FL IDA Rev (FL Living Nursing Ctr)
                   (LOC: Bank of America NA)                                                    2.410      4/3/08          200,000
   900,000     Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank)                 2.070      4/3/08          900,000
 1,000,000     Tampa FL Rev (Tampa LLC-Univ Tampa) (LOC: Royal Bank of Canada)                  2.220      4/3/08        1,000,000
   800,000     Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)                       2.220      4/3/08          800,000
   930,000     Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)
                   (LOC: Fifth Third Bank)                                                      2.270      4/4/08          930,000
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $ 18,080,000
----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.3%
               (Amortized Cost $24,588,813)                                                                           $ 24,588,813

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                                                             (68,707)
----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                   $ 24,520,106
==================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 92.8%
$   74,906     Columbus OH Special Assessment GO                                                5.050     4/15/08     $     74,990
 1,035,000     Reading OH Rev (St Mary's Ed Institute)                                          5.550      2/1/10        1,068,586
   525,000     Kings OH LSD GO Prerefunded @ 101                                                6.050     12/1/10          578,298
 1,000,000     Summit Co OH GO Prerefunded @ 101                                                6.000     12/1/10        1,100,240
   120,000     Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                          9.000      6/1/11          131,590
 1,000,000     Lorain Co OH Hosp Rev (Catholic Hlth)                                            5.625     10/1/11        1,081,070
 1,000,000     Hamilton Co OH Swr Sys Rev                                                       5.500     12/1/11        1,092,070
 1,000,000     Pickerington OH LSD UTGO Prerefunded @ 100                                       5.250     12/1/11        1,089,880
 1,000,000     Monroe OH LSD UTGO Prerefunded @ 100                                             5.000     12/1/12        1,091,550
 1,750,000     Eaton OH CSD GO Prerefunded @ 101                                                5.000     12/1/13        1,925,525
   500,000     Ross Twp OH LSD UTGO Prerefunded @ 100                                           5.000     12/1/13          552,340
 1,480,000     Lakewood OH CSD GO Prerefunded @ 100                                             5.250     12/1/14        1,654,285
   660,000     West Chester Twp OH GO                                                           5.500     12/1/14          716,107
   400,000     Warren OH Wtr Wrks Rev                                                           5.500     11/1/15          431,428
   845,000     Buckeye Valley OH LSD GO                                                         6.850     12/1/15          961,272
   595,000     Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                                  7.400      1/1/16          683,137
 2,750,000     Little Miami OH LSD GO Prerefunded @ 100                                         5.000     12/1/16        3,058,549
 1,000,000     Lorain Co OH Hosp Rev (Catholic Hlth Partners)                                   5.500      9/1/19        1,042,720
 1,000,000     Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                        5.625    11/15/19        1,024,210
 1,085,000     West Clermont OH LSD GO                                                          5.000     12/1/19        1,132,588
   850,000     West Chester Twp OH GO                                                           5.000     12/1/20          881,484
 1,210,000     Cincinnati OH Tech College Rev                                                   5.250     10/1/21        1,220,346
 1,185,000     Akron OH Impt GO                                                                 5.000     12/1/22        1,214,874
   765,000     Fairfield Co OH GO                                                               5.000     12/1/22          782,763
   250,000     OH St Higher Ed Fac (Xavier Univ)                                                5.000      5/1/23          253,120
 1,050,000     Harrison OH Wst Wtr Sys Rev                                                      5.250     11/1/23        1,106,112
 1,000,000     Akron OH Var Purp GO                                                             5.000     12/1/23        1,017,410
   450,000     Columbus OH TIF Rev (Polaris)                                                    4.750     12/1/23          450,450
   865,000     Fairfield Co OH GO                                                               5.000     12/1/23          884,809
 1,000,000     OH St Higher Ed Fac Rev (Univ Dayton)                                            5.000     12/1/23        1,018,080
 1,000,000     Toledo OH CSD GO                                                                 5.000     12/1/23        1,019,690
 1,000,000     Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                                5.000     5/15/24          985,800
   400,000     Springboro OH Swr Sys Rev                                                        5.000      6/1/24          406,548
 2,000,000     Canal Winchester OH LSD UTGO                                                     4.750     12/1/24        2,007,260
   825,000     Parma OH GO                                                                      4.750     12/1/24          827,855
 1,000,000     Columbus OH Arpt Rev                                                             5.000      1/1/25        1,004,850
 1,040,000     Franklin Co OH Hosp Rev (Children's Hosp)                                        5.000      5/1/25        1,016,600
   810,000     Big Walnut OH LSD GO                                                             5.000     12/1/25          826,038
   580,000     New Albany Plain OH LSD GO                                                       5.000     12/1/25          584,512
 1,000,000     Univ of Cincinnati OH General Rcpts                                              4.750      6/1/26          995,120
 1,500,000     Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                               5.125    11/15/26        1,414,845
 1,090,000     Fairborn OH CSD GO                                                               5.000     12/1/26        1,111,157
 1,000,000     Kings OH LSD Impt UTGO                                                           5.000     12/1/26        1,017,580
 1,000,000     Lakewood OH CSD Facs Impt UTGO                                                   5.000     12/1/26        1,009,090
 1,500,000     OH St Higher Ed Fac Rev (Univ Dayton)                                            5.000     12/1/26        1,450,410
 2,100,000     Oregon OH CSD GO                                                                 5.000     12/1/27        2,122,532
 1,830,000     Columbus OH CSD Impt UTGO                                                        5.000     12/1/28        1,850,862
 1,185,000     Delaware OH GO                                                                   5.000     12/1/28        1,196,542
   895,000     Licking Heights OH LSD GO                                                        6.400     12/1/28        1,050,864
 1,000,000     Mason OH Swr Sys Rev                                                             5.000     12/1/28          993,560
 1,000,000     Mt Healthy OH CSD Impt                                                           5.000     12/1/31        1,002,300
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 53,213,898
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 5.8%
$1,200,000     OH St Wtr Dev Auth (Purewater) (SPA: State Street B&T Co)                        5.000      4/2/08     $  1,200,000
    95,000     OH St Higher Ed Fac Pooled Fin (1998) (LOC: Fifth Third Bank)                    3.600      4/3/08           95,000
 2,050,000     Univ of Cincinnati OH General Rcpts Ser B
                   (SPA: Bayerische Landesbank)                                                 8.000      4/3/08        2,050,000
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $  3,345,000
----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 98.6%
               (Amortized Cost $55,497,348)                                                                           $ 56,558,898

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                                                               786,724
----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                   $ 57,345,622
==================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 21.7%
$  350,000     OH St Hwy Cap Impt UTGO Ser D                                                    4.500      5/1/08     $    350,601
 3,000,000     Ironton OH CSD UTGO BANS                                                         4.300     5/28/08        3,001,595
   100,000     Hamilton Co OH Sales Tax (Hamilton Co Football PJ)
                   Prerefunded @ 101                                                            5.000      6/1/08          101,361
   210,000     Hamilton Co OH Sales Tax (Hamilton Co Football PJ)
                   Prerefunded @ 101                                                            5.000      6/1/08          212,839
   100,000     Hamilton Co OH Sales Tax (Hamilton Co Football PJ)
                   Prerefunded @ 101                                                            5.375      6/1/08          101,522
   100,000     OH St Wtr Dev Auth Rev                                                           3.000      6/1/08          100,081
 3,880,000     Middletown OH CSD UTGO BANS                                                      4.250      6/5/08        3,883,032
 2,330,000     Lakota OH LSD LTGO BANS Ser A                                                    4.500     6/12/08        2,336,463
 1,700,000     Lakota OH LSD LTGO BANS Ser B                                                    4.000     6/12/08        1,703,052
 1,600,000     Crestview OH LSD UTGO BANS                                                       3.875     6/17/08        1,602,811
 2,100,000     AMP OH Elect Rev BANS (Newton Falls)                                             4.250     6/30/08        2,101,105
 4,000,000     Cincinnati OH EDR LTGO BANS (Baldwin 300)                                        3.050     7/10/08        4,000,001
   500,000     Columbiana OH Elec Sys Impt BANS                                                 4.250     7/10/08          500,266
 1,850,000     OH Univ General Rcpts BANS (Athens)                                              3.625     7/16/08        1,854,074
 1,000,000     AMP OH Elect Rev BANS (Woodville)                                                4.350     7/17/08        1,000,710
 1,005,000     Greenhills OH Var Purp LTGO BANS                                                 4.050     7/17/08        1,005,000
   890,000     Columbiana OH Wtr Main Impt BANS                                                 4.250      8/7/08          890,454
 3,700,000     Arcanum-Butler OH LSD UTGO BANS (Classroom Facs)                                 3.850     8/12/08        3,707,269
   850,000     Olmsted Falls OH Impt BANS (Fire Station)                                        3.950     8/20/08          850,957
 1,080,000     Olmsted Falls OH Var Purp Impt BANS                                              3.950     8/20/08        1,081,216
 3,000,000     Geauga Co OH Safety Ctr Impt BANS                                                4.000     8/27/08        3,002,943
 2,560,000     Jackson Co OH LTGO BANS                                                          4.300      9/4/08        2,563,705
   290,000     Jackson Co OH LTGO Courthouse Impt BANS                                          4.050      9/4/08          291,270
 3,600,000     Union Twp OH TIF Rev BANS                                                        4.250     9/17/08        3,610,519
 4,000,000     Milford OH Exempt Village SD LTGO BANS                                           2.750     9/18/08        4,011,039
   710,000     Warrensville Heights OH Var Purp Impt BANS                                       3.950     9/18/08          710,801
 1,000,000     Stark Co OH Swr Dist 2007-2 LTGO BANS                                            3.900     9/24/08        1,001,169
 3,500,000     Cuyahoga Heights OH Var Purp LTGO BANS                                           4.500     9/25/08        3,513,174
   140,000     OH St Bldg Auth Arts Facs Bldg Fd A                                              5.000     10/1/08          141,373
   100,000     OH St Bldg Auth St Facs (Admin Bldg Fd A) Prerefunded @ 101                      5.250     10/1/08          102,348
   150,000     OH St Bldg Auth St Facs (Admin Bldg Fd A) Prerefunded @ 101                      4.750     10/1/08          153,138
 1,000,000     Harrison Twp OH BANS (Fire Dept)                                                 3.850     10/9/08        1,001,266
 1,000,000     South Lebanon Village OH Tax Increment Rev BANS
                   (LOC: National City Bank)                                                    3.750    10/27/08        1,000,000
 2,000,000     Canal Winchester OH LTGO BANS (Diley Rd)                                         4.250    10/30/08        2,006,771
   200,000     OH St Pub Facs Commn Higher Ed Cap Facs Ser II-A
                   Prerefunded @ 100                                                            5.000     11/1/08          203,051
   100,000     Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp Assn)
                   Prerefunded @ 101                                                            5.375     11/1/08          102,727
 1,000,000     Cincinnati OH EDR BANS (LOC: National City Bank)                                 3.600     11/7/08        1,000,000
 1,605,000     Hancock Co OH LTGO BANS                                                          4.250     11/8/08        1,612,542
 1,055,000     AMP OH Elect Rev BANS (Monroeville Village)                                      3.800    11/13/08        1,056,582
 3,000,000     Deerfield Twp OH UTGO BANS                                                       3.450    11/18/08        3,000,000
 3,600,000     Niles OH BANS                                                                    2.500    11/21/08        3,610,181
 1,500,000     Niles OH Wtr Sys Impt LTGO BANS                                                  4.000    11/21/08        1,503,725
 3,210,000     Mahoning Co OH LTGO BANS Ser A                                                   4.200    11/26/08        3,222,202
   150,000     Lakewood OH CSD Impt UTGO                                                        3.375     12/1/08          150,861
   200,000     OH St Wtr Dev Auth Rev (Fresh Wtr Ser) ETM                                       5.700     12/1/08          200,225
   150,000     Reynoldsburg OH CSD Sch Facs Constr & Impt UTGO                                  3.000     12/1/08          150,437
   250,000     Wyoming OH CSD UTGO Ser B Prerefunded @ 101                                      5.150     12/1/08          256,381
   820,000     AMP OH Elect Rev BANS (Edgerton Village)                                         3.550     12/4/08          820,000
   805,000     Oakwood OH Str Impt BANS Ser 2                                                   3.750     12/4/08          806,315
 1,980,000     North Baltimore OH LSD Impt UTGO BANS                                            4.100    12/11/08        1,987,327

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 21.7%
               (CONTINUED)
$1,655,000     Forest Park OH LTGO BANS                                                         3.750    12/23/08     $  1,661,435
   690,000     AMP OH Inc RANS (Brewster Village)                                               3.500      1/9/09          692,110
   840,000     Defiance OH CSD UTGO BANS (Sch Facs Constr)                                      4.200     1/15/09          848,076
   952,000     AMP OH Elect Rev BANS (Seville Village)                                          3.500     1/16/09          956,104
   780,000     AMP OH Elect Rev BANS (Woodsfield Village)                                       3.250     1/30/09          784,180
 1,120,000     Mason OH LTGO BANS                                                               3.000     3/12/09        1,127,764
 2,970,000     Willowick OH Var Purp Impt LTGO BANS                                             3.000     3/12/09        2,976,827
 2,361,975     Hamilton Twp OH Var Purp LTGO BANS                                               3.100     3/18/09        2,369,700
   400,000     Deer Park - Silverton OH Jt Fire Dist LTGO BANS (Vehicle Acquisition)            3.500      4/7/09          402,908
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 84,995,585
----------------------------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 76.7%
 1,200,000     Cuyahoga Co OH Hosp (Univ Hosp) (LOC: JPMorgan Chase Bank)                       1.170      4/1/08        1,200,000
 1,685,000     Cuyahoga Co OH IDR (S&R Playhouse Rlty) (LOC: HSBC Bank)                         2.500      4/1/08        1,685,000
 3,100,000     Cuyahoga Co OH Rev (Cleveland Clinic) (SPA: Bank of Nova Scotia)                 1.300      4/1/08        3,100,000
    85,000     Erie Co OH IDR (Toft Dairy Inc) (LOC: Key Bank NV)                               2.290      4/1/08           85,000
 1,000,000     Geauga Co OH Rev (South Franklin Circle B) (LOC: Key Bank NA)                    1.270      4/1/08        1,000,000
 7,400,000     Montgomery Co OH Rev (Miami Valley Hosp)
                   (LOC: National City Bank)                                                    1.300      4/1/08        7,400,000
 2,600,000     OH St Air Quality Rev PCR (OH Edison) (LOC: Wachovia Bank)                       1.350      4/1/08        2,600,000
 5,125,000     OH St Higher Ed Fac (Case Western)
                   (SPA: Landesbank Hessan-Thuringen)                                           1.350      4/1/08        5,125,000
   500,000     OH St PCR (Sohio Air)                                                            1.250      4/1/08          500,000
 1,000,000     OH St PCR (Sohio Water)                                                          1.400      4/1/08        1,000,000
 3,900,000     OH St Wtr Dev Auth PCR (OH Edison Co B)
                   (LOC: Wachovia Bank NA)                                                      1.350      4/1/08        3,900,000
 1,800,000     OH St Wtr Dev Auth Rev (FirstEnergy) Ser A
                   (LOC: Barclays Bank PLC)                                                     1.150      4/1/08        1,800,000
 3,000,000     Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126
                   (SPA: Societe Generale)                                                      2.100      4/2/08        3,000,000
 1,400,000     Cleveland-Cuyahoga Co OH Port Auth Rev
                   (Carnegie/96th Resh Bldg) (LOC: Fifth Third Bank)                            2.200      4/2/08        1,400,000
 5,960,000     Cleveland-Cuyahoga Co OH Port Auth Rev
                   (Euclid/93rd Garage Office) (LOC: Fifth Third Bank)                          2.200      4/2/08        5,960,000
 1,425,000     Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)
                   (LOC: Key Bank NV)                                                           2.290      4/2/08        1,425,000
   525,000     Hamilton Co OH Hlth Facs (St Aloysius Orphanage)
                   (LOC: Key Bank NA)                                                           2.290      4/2/08          525,000
 1,825,000     Hamilton Co OH Hlthcare Facs Rev
                   (Deaconess Lg Term Care A) (LOC: JPMorgan Chase Bank)                        2.150      4/2/08        1,825,000
 2,500,000     Hamilton Co OH Hosp Facs Rev (Eliz Gamble)
                   (LOC: JPMorgan Chase Bank)                                                   2.200      4/2/08        2,500,000
10,200,000     Hamilton Co OH Hosp Rev (Hlth Alliance) Ser E
                   (SPA: Dexia Credit Local)                                                    5.000      4/2/08       10,200,000
 1,510,000     Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank NA)                           2.290      4/2/08        1,510,000
 4,000,000     Middletown OH Dev Rev (Bishop-Fenwick HS)
                   (LOC: JPMorgan Chase Bank)                                                   3.500      4/2/08        4,000,000
 1,900,000     Montgomery Co OH EDR (Dayton Art Inst)
                   (LOC: National City Bank)                                                    2.400      4/2/08        1,900,000
 3,500,000     Montgomery Co OH Rev (Catholic Hlth) Ser B
                   (SPA: Bayerische Landesbank)                                                 2.150      4/2/08        3,500,000
 1,500,000     OH St Air Quality Dev Auth PCR (FirstEnergy-A)
                   (LOC: Key Bank NA)                                                           2.200      4/2/08        1,500,000
 2,550,000     OH St Air Quality Dev Auth Rev (FirstEnergy) Ser B
                   (LOC: Barclays Bank PLC)                                                     2.150      4/2/08        2,550,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY       MARKET
  AMOUNT                                                                                      RATE         DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 76.7%
               (CONTINUED)
$  600,000     OH St Common Schools UTGO Ser B                                                  1.950      4/2/08     $    600,000
 6,500,000     OH St Infra Impt UTGO                                                            1.950      4/2/08        6,500,000
 2,960,000     OH St Univ General Rcpts                                                         1.830      4/2/08        2,960,000
 6,200,000     OH St Wtr Dev Auth PCR (FirstEnergy Nuclear B)
                   (LOC: Wachovia Bank NA)                                                      1.970      4/2/08        6,200,000
 6,200,000     OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy)
                   (LOC: Barclays Bank PLC)                                                     2.170      4/2/08        6,200,000
 8,645,000     OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)                       5.000      4/2/08        8,645,000
 1,300,000     Port Gtr Cincinnati OH Dev Auth Rev
                   (Natl Underground RR-A) (LOC: JPMorgan Chase Bank)                           4.000      4/2/08        1,300,000
 3,700,000     ABN AMRO MuniTOPS Ctfs Tr 2001-03
                   (Westerville OH CSD) (SPA: Bank of America)                                  2.260      4/3/08        3,700,000
 3,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-37 (SPA: Bank of America)                         2.260      4/3/08        3,000,000
 5,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-4 (SPA: Bank of America)                          2.240      4/3/08        5,000,000
 4,040,000     Akron Bath Copley OH Hosp (Summa Hlth Sys-B)
                   (LOC: Bank One NA)                                                           2.270      4/3/08        4,040,000
 4,000,000     Akron Bath Copley OH Jt Twp Hosp Dist Rev
                   (Hlthcare Fac-Summner) (LOC: KBC Bank NV)                                    2.280      4/3/08        4,000,000
 3,800,000     Athens Co OH Port Auth (Hsg for OH Univ)
                   (LOC: Wachovia Bank)                                                         2.320      4/3/08        3,800,000
 1,850,000     Butler Co OH Hlthcare Facs Rev (Lifesphere)
                   (LOC: US Bank NA)                                                            2.070      4/3/08        1,850,000
   850,000     Butler Co OH Hosp Facs (Berkeley Sq Ret)
                   (LOC: Fifth Third Bank)                                                      2.250      4/3/08          850,000
 2,390,000     Cambridge OH Hosp Facs Rev (SE OH Regl Med)
                   (LOC: National City Bank)                                                    2.550      4/3/08        2,390,000
 2,000,000     Carroll Co OH Hlthcare Facs (St Johns Village)
                   (LOC: National City Bank)                                                    2.550      4/3/08        2,000,000
   800,000     Centerville OH Hlthcare Rev (Bethany Lutheran Vlg PJ-B)
                   (LOC: National City Bank)                                                    2.110      4/3/08          800,000
 5,720,000     Cleveland OH Waterworks Rev Ser B
                   (SPA: Dexia Credit Local)                                                    1.950      4/3/08        5,720,000
   865,000     Columbiana Co OH Rev (East Liverpool Area Y)
                   (LOC: National City Bank)                                                    2.450      4/3/08          865,000
 1,100,000     Columbus OH GO (SPA: JPMorgan Chase Bank)                                        2.030      4/3/08        1,100,000
 2,360,000     Columbus OH GO Ser 1 (SPA: JPMorgan Chase Bank)                                  2.030      4/3/08        2,360,000
 2,700,000     Columbus OH Regl Arpt Auth Cap Fdg Rev
                   (Oasbo Expaned Asset Sr Ser) (LOC: US Bank NA)                               2.230      4/3/08        2,700,000
 1,935,000     Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                                 2.230      4/3/08        1,935,000
    80,000     Coshocton Co OH Hosp (Echoing Hills Village)
                   (LOC: JPMorgan Chase Bank)                                                   3.500      4/3/08           80,000
 1,345,000     Cuyahoga Co OH Civic Facs (West Side Ecumenical)
                   (LOC: Key Bank NA)                                                           2.290      4/3/08        1,345,000
 1,315,000     Cuyahoga Co OH EDR (Cleveland Botanical)
                   (LOC: Allied Irish Bank PLC)                                                 2.270      4/3/08        1,315,000
 5,135,000     Cuyahoga Co OH Hlthcare Facs Rev
                   (A M McGregor Home) (LOC: Key Bank NA)                                       2.080      4/3/08        5,135,000
 8,905,000     Delaware Co OH Hlthcare Facs Rev Impt
                   (Sarah Moore) (LOC: Fifth Third Bank)                                        2.270      4/3/08        8,905,000
 1,705,000     Franklin Co OH EDR (Dominican Sisters)
                   (LOC: Fifth Third Bank)                                                      2.290      4/3/08        1,705,000
 1,000,000     Franklin Co OH Hlth Facs (Friendship Village Dublin)
                   (LOC: LaSalle Bank)                                                          2.050      4/3/08        1,000,000
 1,050,000     Franklin Co OH Hlth Facs (Heinzerling Fndtn)
                   (LOC: JPMorgan Chase Bank)                                                   2.950      4/3/08        1,050,000
 1,800,000     Franklin Co OH Hosp Rev (Children's Hosp)
                   (SPA: National City Bank)                                                    8.000      4/3/08        1,800,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 76.7%
               (CONTINUED)
$1,500,000     Franklin Co OH Hosp Rev Sub (Doctors OH Hlth B)
                   (LOC: National City Bank)                                                    2.070      4/3/08     $  1,500,000
   775,000     Franklin Co OH IDR (OH Girl Scout Council)
                   (LOC: National City Bank)                                                    3.500      4/3/08          775,000
 8,050,000     Franklin Co OH Rev Var (Trinity Hlth Credit-F)
                   (SPA: Bayerische Landesbank)                                                 2.000      4/3/08        8,050,000
 2,000,000     Frankllin Co OH Hlthcare Facs Rev Impt (Presbyterian-B)
                   (LOC: National City Bank)                                                    2.510      4/3/08        2,000,000
 2,590,000     Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)                          2.070      4/3/08        2,590,000
   300,000     Hamilton Co OH EDR (Contemporary Arts Ctr)
                   (LOC: National City Bank)                                                    2.420      4/3/08          300,000
 2,500,000     Hamilton Co OH Hlthcare (Life Enriching Cmntys B)
                   (LOC: PNC Bank NA)                                                           2.250      4/3/08        2,500,000
 3,600,000     Hamilton Co OH Hlthcare Facs Rev
                   (Children's Home Cincinnati) (LOC: US Bank NA)                               2.270      4/3/08        3,600,000
 1,880,000     Hamilton Co OH Hlthcare Facs Rev (Episcopal)
                   (LOC: Key Bank NA)                                                           2.210      4/3/08        1,880,000
 2,570,000     Hamilton Co OH Hlthcare Facs Rev Impt (Episcopal)
                   Ser B (LOC: Key Bank NA)                                                     2.150      4/3/08        2,570,000
 1,150,000     Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)                           2.250      4/3/08        1,150,000
 2,980,000     Hamilton Co OH Hosp (Children's Hosp Med Ctr)
                   Ser 1997 (LOC: PNC Bank NA)                                                  2.210      4/3/08        2,980,000
   600,000     Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 2000 (LOC:
                   JPMorgan Chase Bank)                                                         2.210      4/3/08          600,000
 5,320,000     Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                            2.210      4/3/08        5,320,000
 1,650,000     Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                   (LOC: US Bank NA)                                                            2.210      4/3/08        1,650,000
 1,403,000     Hamilton Co OH Hosp Facs Rev (Elizabeth Gamble)
                   Ser B (LOC: JPMorgan Chase Bank)                                             1.830      4/3/08        1,403,000
 3,890,000     Henry Co OH Fac Impt Rev (Co Hosp) (LOC: Key Bank NA)                            2.290      4/3/08        3,890,000
 4,600,000     Highland Co OH Jt Twp Hosp Facs Rev (LOC: Key Bank NA)                           2.280      4/3/08        4,600,000
 2,415,000     Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One NA)                             2.290      4/3/08        2,415,000
   400,000     Lucas Co OH Hlth Facs (Lutheran Homes)
                   (LOC: Fifth Third Bank)                                                      2.210      4/3/08          400,000
   700,000     Lucas Co OH Hlthcare Rev (Sunset Retire)
                   (LOC: Fifth Third Bank)                                                      2.130      4/3/08          700,000
   150,000     Mahoning Co OH IDR (OH Heart Inst)
                   (LOC: JPMorgan Chase Bank)                                                   3.500      4/3/08          150,000
   995,000     Mason OH TIF Rev (Central Parke of Mason) (LOC: US Bank)                         2.300      4/3/08          995,000
   910,000     Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)
                   (LOC: Bank One NA)                                                           3.500      4/3/08          910,000
 2,100,000     Montgomery Co OH Rev (St Vincent de Paul)
                   (LOC: National City Bank)                                                    2.400      4/3/08        2,100,000
 1,700,000     OH St Higher Ed Fac Pooled Fin Rev (1997)
                   (LOC: Fifth Third Bank)                                                      3.600      4/3/08        1,700,000
 1,430,000     OH St Higher Ed Fac Pooled Fin Rev (1998)
                   (LOC: Fifth Third Bank)                                                      3.600      4/3/08        1,430,000
 1,275,000     OH St Higher Ed Fac Pooled Fin Rev (1999)
                   (LOC: Fifth Third Bank)                                                      2.250      4/3/08        1,275,000
 1,700,000     OH St Higher Ed Fac Pooled Fin Rev Ser B
                   (LOC: Fifth Third Bank)                                                      2.230      4/3/08        1,700,000
 2,200,000     OH St Higher Ed Fac Rev (Marietta College)
                   (LOC: JPMorgan Chase Bank)                                                   2.240      4/3/08        2,200,000
 1,450,000     OH St Higher Ed Fac Rev (Mt Union College)
                   (LOC: JPMorgan Chase Bank)                                                   2.240      4/3/08        1,450,000
 2,600,000     OH St Higher Edl Fac (Xavier Univ) Ser B (LOC: US Bank NA)                       2.150      4/3/08        2,600,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 76.7%
               (CONTINUED)
$  400,000     OH Univ General Rcpts Rev (SPA: Dexia Credit Local)                              2.230      4/3/08     $    400,000
 1,210,000     Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)
                   Ser 97 (LOC: National City Bank)                                             2.600      4/3/08        1,210,000
 1,260,000     Ottawa Co OH Hosp Rev (Lutheran Home of Mercy)
                   Ser 99 (LOC: National City Bank)                                             2.600      4/3/08        1,260,000
 3,375,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)
                   (LOC: US Bank NA)                                                            2.430      4/3/08        3,375,000
   670,000     Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)
                   (LOC: US Bank NA)                                                            2.510      4/3/08          670,000
 3,000,000     Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev
                   (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)                          2.240      4/3/08        3,000,000
 4,000,000     Richland Co OH Hlthcare Facs Rev (Wesleyan)
                   Ser B (LOC: JPMorgan Chase Bank)                                             2.080      4/3/08        4,000,000
   900,000     Salem OH Hosp Rev Impt (Salem Cmnty)
                   (LOC: JPMorgan Chase Bank)                                                   2.200      4/3/08          900,000
 3,470,000     Sharonville OH IDR (Duke Rlty LP) (LOC: Fifth Third Bank)                        2.340      4/3/08        3,470,000
 2,240,000     Summit Co OH Civic Facs Rev (YMCA) (LOC: Key Bank NA)                            2.290      4/3/08        2,240,000
 1,170,000     Summit Co OH Hlth Facs (Evant Inc) (LOC: National City Bank)                     2.600      4/3/08        1,170,000
   100,000     Summit Co OH Rev Neighborhood Dev Corp
                   (LOC: National City Bank)                                                    2.600      4/3/08          100,000
 2,380,000     Univ of Cincinnati OH General Rcpts Ser B
                   (SPA: Bayerische Landesbank)                                                 6.000      4/3/08        2,380,000
 5,585,000     Univ of Cincinnati OH General Rcpts Ser B
                   (SPA: Bayerische Landesbank)                                                 8.000      4/3/08        5,585,000
 5,370,000     Warren Co OH Hlthcare Facs Rev (Otterbien) (LOC: Fifth Third Bank)               1.900      4/3/08        5,370,000
 1,600,000     Warren Co OH IDR (Liquid Container) (LOC: Bank of America)                       2.140      4/3/08        1,600,000
 6,735,000     Westlake OH Hlthcare Fac (Lutheran Home)
                   (LOC: National City Bank)                                                    2.400      4/3/08        6,735,000
 5,000,000     Wood Co OH Hosp Facs Rev Impt (Hosp Assn)
                   (LOC: JPMorgan Chase Bank)                                                   2.280      4/3/08        5,000,000
 4,720,000     Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                                2.250      4/3/08        4,720,000
 1,040,000     Miami Co OH Hosp Facs (Upper Valley Med Ctr)
                   (LOC: Fifth Third Bank)                                                      2.270      4/4/08        1,040,000
 5,700,000     Hamilton Co OH IDR (ADP)                                                         2.000      4/15/08       5,700,000
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $299,348,000
----------------------------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 1.4%
 2,200,000     Cuyahoga Co OH IDR (Halle Office Bldg) (LOC: HSBC Bank)                          3.850      4/1/08        2,200,000
   400,000     Cuyahoga Co OH Rev (Cleveland Clinic) Subser B1
                   (SPA: JPMorgan Chase Bank)                                                                              400,000
   805,000     Clermont Co OH EDR (John Q Hammons/Clermont Hills)                                                          805,000
                   (LOC: Fifth Third Bank)
 1,935,000     Richland Co OH IDR (Mansfield Sq Ltd) (LOC: National City Bank)                  3.750     5/15/08        1,935,000
   325,000     Gallia Co OH IDR (Jackson Pike Assoc) (LOC: Fifth Third Bank)                    3.500     6/15/08          325,000
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                                        $  5,665,000
----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.8%
               (Amortized Cost $390,008,585)                                                                          $390,008,585

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                                               838,023
----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                   $390,846,608
==================================================================================================================================

 See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 33.9%
$  100,000     OH St Nat Resurces UTGO Ser F                                                    5.000      4/1/08     $    100,000
   100,000     LA St UTGO Ser B Prerefunded @101                                                5.000     4/15/08          101,072
   200,000     Brazos River Auth TX PCR (TX Utils Elec Co)
                   Ser A Prerefunded @ 102                                                      5.550      5/1/08          204,419
   100,000     Cumberland Co PA UTGO                                                            3.500      5/1/08          100,052
   100,000     KY St Ppty & Bldgs Commn Revs (No 64)                                            5.000      5/1/08          100,212
   100,000     Lansing MI Community College LTGO (College Bldg & Site)                          3.250      5/1/08          100,052
   300,000     WI St UTGO Ser A                                                                 4.000      5/1/08          300,129
   100,000     Bedford MI Pub SD UTGO Prerefunded @ 100                                         4.400      5/8/08          100,072
   500,000     DC UTGO Ser B-2                                                                  5.500      6/1/08          502,316
   100,000     Hamilton Co OH Sales Tax (Hamilton Co Football PJ)
                   Prerefunded @101                                                             5.000      6/1/08          101,224
   125,000     Twenty-Fifth Ave Pptys WA (Student Hsg Rev)                                      5.000      6/1/08          125,448
   700,000     Lakota OH LSD LTGO BANS Ser B                                                    4.000     6/12/08          701,257
   600,000     Mentor On The Lake OH LTGO BANS                                                  4.150     6/25/08          600,407
   450,000     AMP OH Elect Rev BANS (Newton Falls)                                             4.250     6/30/08          450,237
 1,500,000     Munster IN Temp Ln Wts UTGO Ser 2                                                4.250     6/30/08        1,501,451
   300,000     Columbus GA Sales Tax UTGO                                                       5.000      7/1/08          301,864
   100,000     IL Edl Facs Auth Revs (Univ of Chicago) Ser A                                    5.000      7/1/08          100,613
   300,000     IL Edl Facs Auth Revs (Univ of Chicago) Ser B-1                                  3.450      7/1/08          300,300
   160,000     New York NY City Hsg Dev Corp Rev Cap Fd Pg
                   (NYC Hsg Auth PG-A)                                                          5.000      7/1/08          160,945
   100,000     Pima Co AZ UTGO                                                                  4.500      7/1/08          100,520
   100,000     Pima Co AZ UTGO (Cmnty College) Ser C                                            4.000      7/1/08          100,122
 1,000,000     Cincinnati OH EDR LTGO BANS (Baldwin 300)                                        3.050     7/10/08        1,000,000
   420,000     Columbiana OH Elec Sys Impt BANS                                                 4.250     7/10/08          420,224
   340,000     East Porter Co IN Sch Bld Corp Prerefunded @ 101                                 4.600     7/15/08          344,495
   400,000     AMP OH Elect Rev BANS (Woodville)                                                4.350     7/17/08          400,284
   180,000     Lockhart TX ISD UTGO Prerefunded @100                                            5.000      8/1/08          180,909
   645,000     Arcanum-Butler OH LSD UTGO Classroom Facs BANS                                   3.850     8/12/08          646,267
   150,000     Lake Co OH Hosp Facs Rev (Lake Hosp Sys Inc)
                   Prerefunded @101                                                             5.000     8/15/08          152,267
   586,500     Bratenahl OH BANS UTGO (Greenspace)                                              4.500     8/28/08          587,778
    95,000     KY St Ppty & Bldgs Commn Revs (No 55)                                            6.000      9/1/08           96,161
   100,000     TX Mun Pwr Agy Rev                                                               5.250      9/1/08          101,088
 1,000,000     Union Twp OH TIF Rev BANS                                                        4.250     9/17/08        1,002,921
   707,750     AMP OH Elect Rev BANS (Hubbard)                                                  3.700     9/25/08          707,750
   200,000     Hamilton Co OH Hlthcare Facs Rev Impt (Twin Towers A)                            5.750     10/1/08          202,703
   530,000     AMP OH Elect Rev BANS (St Marys)                                                 3.700     10/2/08          530,000
   700,000     Ontario OH Wtr Sys Impt LTGO BANS                                                4.125     10/2/08          700,938
 1,000,000     Kent OH LTGO BANS                                                                4.000    10/16/08        1,002,104
   450,000     South Lebanon Village OH Tax BANS
                   (LOC: National City Bank)                                                    3.750    10/27/08          450,000
   500,000     Canal Winchester OH LTGO BANS (Diley Road)                                       4.250    10/30/08          501,693
   150,000     Bell Co TX Hlth Facs Dev Corp Rev Retirement Fac
                   (Buckner) Prerefunded @ 101                                                  5.250    11/15/08          153,941
   100,000     Chicago IL Pk Dist UTGO                                                          5.000    11/15/08          101,591
   100,000     Northeast OH Regl Swr Dist Wst Wtr Rev Impt                                      4.000    11/15/08          100,615
   150,000     DE River & Bay Auth Rev                                                          5.000      1/1/09          152,147
   200,000     Norfolk VA UTGO Cap Impt                                                         5.000      1/1/09          202,937
   100,000     MCCSC IN Sch Bldg Corp Rev (First Mtg)                                           3.500     1/15/09          100,446
   690,000     Columbiana OH UTGO BANS (Wtr Treatment Sys)                                      3.450     1/22/09          691,353
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 16,683,324
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
TAX-FREE MONEY MARKET FUND  (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 62.4%
$  500,000     Alachua Co FL Hlth Facs Auth Rev (Shands Teaching Hosp)
                   (LOC: Suntrust Bank)                                                         1.250      4/1/08     $    500,000
   935,000     Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                                  3.400      4/1/08          935,000
   400,000     Chester Co PA IDA Rev (Archdiocese Philadelphia)
                   (LOC: Wachovia Bank)                                                         1.700      4/1/08          400,000
 2,000,000     Cincinnati & Hamilton Co OH Port Auth EDR
                   (Kenwood Office Assoc) (LOC: Fifth Third Bank)                               2.300      4/1/08        2,000,000
 1,200,000     FL St Brd Ed Pub Muni Secs Tr Rcpts Ser SGA 102
                   (SPA: Societe Generale)                                                      1.300      4/1/08        1,200,000
   300,000     Martin Co FL PCR (Florida Power & Light Co)                                      1.450      4/1/08          300,000
 1,100,000     Montgomery Co OH (Miami Valley Hosp)
                   (LOC: National City Bank)                                                    1.300      4/1/08        1,100,000
   500,000     Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                                    1.250      4/1/08          500,000
   400,000     Univ Athletic Assn Inc (FL Athletic Prog Rev)
                   (LOC: Suntrust Bank)                                                         1.500      4/1/08          400,000
   300,000     Univ North FL Fndtn Inc Rev (Parking Sys)
                   (LOC: Wachovia Bank NA)                                                      1.470      4/1/08          300,000
 1,100,000     Scio Twp MI EDR (ADP Inc)                                                        2.490      4/2/08        1,100,000
   550,000     Ulster Co NY IDA IDR (Viking Industries Inc)
                   Ser A (LOC: Key Bank NA)                                                     2.360      4/2/08          550,000
 1,000,000     ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX)
                   (SPA: ABN Amro Bank NV)                                                      2.230      4/3/08        1,000,000
   200,000     Akron Bath Copley OH Hosp (Visiting Nurse Svcs)
                   (LOC: National City Bank)                                                    2.550      4/3/08          200,000
   240,000     CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)                      2.570      4/3/08          240,000
   100,000     CA Statewide Cmntys IDR (American Modular Sys)
                   (LOC: Bank of the West)                                                      2.200      4/3/08          100,000
   100,000     Catawba Co NC Ind Fac (Lucky 7 Dev Grp)
                   (LOC: Wachovia Bank)                                                         2.250      4/3/08          100,000
 1,000,000     Cl B Rev Ctfs Ser 2006-1 (SPA: AIG)                                              2.610      4/3/08        1,000,000
   490,000     CO HFA EDR (Casarosa & Denver Gasket Inc)
                   (LOC: Key Bank NA)                                                           2.580      4/3/08          490,000
 2,000,000     Cobb Co GA Hsg Auth Rev MFH (Six Flags Assoc)
                   (LOC: FHLMC)                                                                 2.260      4/3/08        2,000,000
 1,150,000     Dayton KY TIF & Special Assessment Rev Pub Impts
                   (Belmont Lake) (LOC: LaSalle Bank NA)                                        2.310      4/3/08        1,150,000
   235,000     Fargo ND CDR Rev (Kelly Inns Fargo) (LOC: US Bank NA)                            2.400      4/3/08          235,000
   175,000     Franklin Co VA IDA IDR (Mod-U-Kraf)
                   (LOC: Lasalle Bank NA)                                                       2.250      4/3/08          175,000
   500,000     Hailey ID IDC Rev (Rocky Mountain Hardware)
                   (LOC: Wells Fargo Bank)                                                      2.460      4/3/08          500,000
   320,000     Hillsborough Co FL IDR (Mosi Charter Sch-A)
                   (LOC: Bank of America NA)                                                    2.150      4/3/08          320,000
   859,000     Indianapolis IN EDR (Pedcor Invts Waterfront-B)
                   (LOC: FHLB)                                                                  2.620      4/3/08          859,000
   740,000     Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                               2.200      4/3/08          740,000
   225,000     Johnston Co NC IDA PCR (Inolex Chem Co)
                   (LOC: Wells Fargo Bank)                                                      2.460      4/3/08          225,000
 1,000,000     Kalamazoo Co MI EDR (WBC Properties)
                   (LOC: Fifth Third Bank)                                                      2.420      4/3/08        1,000,000
   370,000     Lancaster NE IDR (Garner Inds) Ser B
                   (LOC: Wells Fargo Bank)                                                      2.310      4/3/08          370,000
   100,000     Lemoore CA COP (Muni Golf Course)
                   (LOC: Union Bank of California)                                              2.310      4/3/08          100,000
   450,000     Lexington-Fayette Urban Co KY Govt IBR
                   (Liberty Ridge) (LOC: US Bank NA)                                            2.310      4/3/08          450,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                   COUPON      MATURITY
  AMOUNT                                                                                      RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FLOATING & VARIABLE RATE DEMAND NOTES -- 62.4%
               (CONTINUED)
$2,050,000     Lexington-Fayette Urban Co KY Rev IBR
                   (Eastland Pkwy) (LOC: US Bank NA)                                            2.310      4/3/08     $  2,050,000
   245,000     MA St Ind Fin Agy Rev (Lower Mills Assoc LP)
                   (LOC: Fleet Bank NA)                                                         2.220      4/3/08          245,000
   830,000     Maple Grove MN MFH Rev (LOC: Wells Fargo Bank NA)                                2.160      4/3/08          830,000
   240,000     Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                        2.330      4/3/08          240,000
 2,000,000     New Britain CT UTGO (SPA: Bank of Nova Scotia)                                   4.680      4/3/08        2,000,000
   470,000     Oakland CA Liq Fac Rev (Assoc Bay Area Govt)
                   (LOC: Bank of the West)                                                      2.430      4/3/08          470,000
   250,000     Palm Beach Co FL Rev (Henry Morrison Flagler)
                   (LOC: Northern Trust Bank)                                                   2.210      4/3/08          250,000
 1,425,000     Rev Bd Ctfs Ser 04-13 (Centennial East Apts) (SPA: AIG)                          2.610      4/3/08        1,425,000
 1,000,000     Southglenn Met Dist CO Rev (LOC: BNP Paribas)                                    2.260      4/3/08        1,000,000
   640,000     St Charles Co MO IDA Rev (National Cart)
                   Ser A (LOC: US Bank NA)                                                      2.400      4/3/08          640,000
 1,000,000     Storm Lake IA High Ed Facs Rev (Buena Vista)
                   (SPA: Wells Fargo Bank)                                                      2.460      4/3/08        1,000,000
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $ 30,689,000
----------------------------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 3.2%
    80,000     Cuyahoga Co OH IDR (Halle Office Bldg) (LOC: HSBC Bank)                          3.850      4/1/08           80,000
    80,000     Newport KY IBR (Sumerel Tire) (LOC: US Bank NA)                                  4.100      6/1/08           80,000
 1,000,000     Westmoreland Co PA IDA (White Cons Inds) (LOC: Bank of Nova Scotia)              4.125      6/1/08        1,000,000
   310,000     Dayton KY IBR (Patriot Signage Inc) (LOC: Fifth Third Bank)                      3.250      9/1/08          310,000
   115,000     Summit Co OH IDR (Struktol Co America) (LOC: National City Bank)                 3.000      9/1/08          115,000
----------------------------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                                        $  1,585,000
----------------------------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.5%
               (Amortized Cost $48,957,324)                                                                           $ 48,957,324

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                               241,550
----------------------------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                                   $ 49,198,874
==================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2008.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS  - Bond Anticipation Notes
CDR   - Community Development Revenue
COP   - Certificates of Participation
CSD   - City School District
EDB   - Economic Development Bank
EDR   - Economic Development Revenue
ETM   - Escrowed to Maturity
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFC   - Housing Finance Corporation/Committee
IBR   - Industrial Building Revenue
IDA   - Industrial Development Authority/Agency
IDC   - Industrial Development Corporation
IDR   - Industrial Development Revenue
ISD   - Independent School District
LOC   - Line of Credit
LSD   - Local School District
LTGO  - Limited Tax General Obligation
MFH   - Multi-Family Housing
PCR   - Pollution Control Revenue
RANS  - Revenue Anticipation Notes
SD    - School District
SPA   - Stand-by Purchase Agreement
TIF   - Tax Increment Financing
UTGO  - Unlimited Tax General Obligation

SECURITY VALUATION - Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION
As of March 31, 2008, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 84.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of March 31, 2008, 29.6% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 8.6% in the State of Kentucky, and 7.2% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of March 31, 2008, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of March 31, 2008, 68.5% of the Ohio Tax-Free Bond Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Tax-Free Bond Fund's portfolio securities and collectively insure 90.9% of its portfolio securities.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of March 31, 2008, classified by revenue source, was as follows:
                                          FLORIDA               OHIO
                                         TAX-FREE    OHIO     TAX-FREE  TAX-FREE
                                          MONEY    TAX-FREE    MONEY     MONEY
                                          MARKET     BOND      MARKET    MARKET
                                           FUND      FUND       FUND      FUND
--------------------------------------------------------------------------------
General Obligations                         18.8%    44.1%      5.2%      9.7%
Revenue Bonds:
    Industrial Development/
    Pollution Control                        9.0%       --      6.7%     18.1%
    Hospital/Health Care                    11.8%    13.5%     28.7%      4.5%
    Utilities/Water & Sewer                  4.0%     9.3%      7.9%      6.7%
    Education                               12.6%    12.5%     17.2%     21.9%
    Housing/Mortgage                        33.1%       --      4.4%      6.6%
    Economic Development                     1.0%       --      9.1%     12.3%
    Public Facilities                          --       --      3.1%      1.0%
    Transportation                             --     1.8%      3.8%        --
    Special Tax                              3.1%      --       5.6%     15.6%
    Prerefunded/Escrowed to Maturity           --    18.0%        --        --
    Miscellaneous                            6.6%     0.8%      8.3%      3.6%
--------------------------------------------------------------------------------
Total Investments                          100.0%   100.0%    100.0%    100.0%
================================================================================

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $55,497,348, resulting in gross unrealized appreciation and depreciation of $1,776,733 and $715,183, respectively, and net unrealized appreciation of $1,061,550.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Tax-Free Trust

By:    /s/ Jill T. McGruder
       -----------------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 20, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terrie A. Wiedenheft
       -----------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 20, 2008